Provision for Employee Benefits (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of employee benefits [text block] [Abstract]
Schedule of movement in the present value of the defined benefit obligation
Provision for employee benefits
Defined benefit obligations at December 31, 2020	$6,841,673
Estimate for the six months period	$(294,175)
Defined benefit obligations at June 30, 2021 (Unaudited)	$6,547,498